Loans (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of financing receivable credit quality indicators
The amortized cost of loans by credit quality classifications and allowance for expected credit losses by class of loans is as follows:

December 31, 2021	Pass	Special mention	Substandard	Non-accrual	Total amortized cost	Allowance for expected credit losses	Total net loans
Commercial loans
Government	259,572	—	—	—	259,572	(969)	258,603
Commercial and industrial	353,337	—	1,079	18,549	372,965	(10,115)	362,850
Commercial overdrafts	104,814	145	446	2	105,407	(42)	105,365
Total commercial loans	717,723	145	1,525	18,551	737,944	(11,126)	726,818

Commercial real estate loans
Commercial mortgage	673,167	4,034	1,578	4,740	683,519	(1,168)	682,351
Construction	9,645	—	—	—	9,645	—	9,645
Total commercial real estate loans	682,812	4,034	1,578	4,740	693,164	(1,168)	691,996

Consumer loans
Automobile financing	21,412	—	—	117	21,529	(88)	21,441
Credit card	72,569	—	284	—	72,853	(1,420)	71,433
Overdrafts	42,293	—	—	4	42,297	(236)	42,061
Other consumer[1]	76,963	—	72	1,038	78,073	(1,276)	76,797
Total consumer loans	213,237	—	356	1,159	214,752	(3,020)	211,732

Residential mortgage loans	3,464,857	14,070	107,361	36,595	3,622,883	(12,759)	3,610,124

Total	5,078,629	18,249	110,820	61,045	5,268,743	(28,073)	5,240,670
[1] Other consumer loans’ amortized cost includes $13 million of cash and portfolio secured lending and $57 million of lending secured by buildings in construction or other collateral.

December 31, 2020	Pass	Special mention	Substandard	Non-accrual	Total amortized cost	Allowance for expected credit losses	Total net loans
Commercial loans
Government	279,417	—	—	—	279,417	(1,453)	277,964
Commercial and industrial	422,616	5,841	1,082	18,226	447,765	(9,926)	437,839
Commercial overdrafts	70,324	1,686	451	1	72,462	(230)	72,232
Total commercial loans	772,357	7,527	1,533	18,227	799,644	(11,609)	788,035

Commercial real estate loans
Commercial mortgage	627,512	79,168	2,362	6,300	715,342	(847)	714,495
Construction	4,950	39,870	—	—	44,820	(1,257)	43,563
Total commercial real estate loans	632,462	119,038	2,362	6,300	760,162	(2,104)	758,058

Consumer loans
Automobile financing	22,491	52	—	127	22,670	(103)	22,567
Credit card	68,025	—	234	—	68,259	(2,795)	65,464
Overdrafts	23,934	1,127	—	2	25,063	(162)	24,901
Other consumer[1]	112,466	1,031	215	1,048	114,760	(1,416)	113,344
Total consumer loans	226,916	2,210	449	1,177	230,752	(4,476)	226,276

Residential mortgage loans	3,212,218	61,499	83,846	46,787	3,404,350	(15,909)	3,388,441

Total	4,843,953	190,274	88,190	72,491	5,194,908	(34,098)	5,160,810
[1] Other consumer loans’ amortized cost includes $54 million of cash and portfolio secured lending and $45 million of lending secured by buildings in construction or other collateral.
Based on the most recent analysis performed, the amortized cost of loans by year of origination and credit quality indicator is as follows:

December 31, 2021	Pass	Special mention	Substandard	Non-accrual	Total amortized cost
Loans by origination year
2021	911,403	—	232	13	911,648
2020	605,139	—	—	3	605,142
2019	917,700	—	290	181	918,171
2018	513,293	6,060	12,548	1,154	533,055
2017	493,091	—	3,400	12,215	508,706
Prior	1,393,929	11,131	93,620	47,474	1,546,154
Overdrafts and credit cards	244,074	1,058	730	5	245,867
Total amortized cost	5,078,629	18,249	110,820	61,045	5,268,743

Schedule of age analysis and past due loans
The following tables summarize the past due status of the loans. The aging of past due amounts are determined based on the contractual delinquency status of payments under the loan and this aging may be affected by the timing of the last business day at period end. Loans less than 30 days past due are included in current loans.

December 31, 2021	30 - 59 days	60 - 89 days	More than 90 days	Total past due loans	Total current	Total amortized cost
Commercial loans
Government	—	—	—	—	259,572	259,572
Commercial and industrial	53	—	18,549	18,602	354,363	372,965
Commercial overdrafts	—	—	1	1	105,406	105,407
Total commercial loans	53	—	18,550	18,603	719,341	737,944

Commercial real estate loans
Commercial mortgage	—	—	4,739	4,739	678,780	683,519
Construction	—	—	—	—	9,645	9,645
Total commercial real estate loans	—	—	4,739	4,739	688,425	693,164

Consumer loans
Automobile financing	56	34	118	208	21,321	21,529
Credit card	471	681	285	1,437	71,416	72,853
Overdrafts	—	—	5	5	42,292	42,297
Other consumer	67	15	1,038	1,120	76,953	78,073
Total consumer loans	594	730	1,446	2,770	211,982	214,752

Residential mortgage loans	12,602	1,501	44,763	58,866	3,564,017	3,622,883

Total amortized cost	13,249	2,231	69,498	84,978	5,183,765	5,268,743

December 31, 2020	30 - 59 days	60 - 89 days	More than 90 days	Total past due loans	Total current	Total amortized cost
Commercial loans
Government	—	—	—	—	279,417	279,417
Commercial and industrial	109	50	18,176	18,335	429,430	447,765
Commercial overdrafts	—	—	90	90	72,372	72,462
Total commercial loans	109	50	18,266	18,425	781,219	799,644

Commercial real estate loans
Commercial mortgage	710	1,552	4,748	7,010	708,332	715,342
Construction	—	—	—	—	44,820	44,820
Total commercial real estate loans	710	1,552	4,748	7,010	753,152	760,162

Consumer loans
Automobile financing	55	35	127	217	22,453	22,670
Credit card	480	224	234	938	67,321	68,259
Overdrafts	—	—	2	2	25,061	25,063
Other consumer	56	3	1,043	1,102	113,658	114,760
Total consumer loans	591	262	1,406	2,259	228,493	230,752

Residential mortgage loans	6,304	4,023	59,957	70,284	3,334,066	3,404,350

Total amortized cost	7,714	5,887	84,377	97,978	5,096,930	5,194,908

Schedule of allowance for credit loss

	Year end December 31, 2021
	Commercial	Commercial real estate	Consumer	Residential mortgage	Total
Balance at the beginning of period	11,609	2,104	4,476	15,909	34,098
Provision increase (decrease)	(431)	(936)	(1,552)	(581)	(3,500)
Recoveries of previous charge-offs	65	—	1,344	262	1,671
Charge-offs	(112)	—	(1,248)	(2,806)	(4,166)
Other	(5)	—	—	(25)	(30)
Allowances for expected credit losses at end of year	11,126	1,168	3,020	12,759	28,073

	Year end December 31, 2020
	Commercial	Commercial real estate	Consumer	Residential mortgage	Total
Balance at the beginning of period, before change in accounting policy (Note 2)	7,281	1,496	1,502	13,309	23,588
Cumulative effect from change in accounting policy (Note 2)	4,109	1,026	2,506	200	7,841
Provision increase (decrease)	3,832	(418)	1,095	3,803	8,312
Recoveries of previous charge-offs	12	—	1,247	379	1,638
Charge-offs	(3,635)	—	(1,876)	(2,043)	(7,554)
Other	10	—	2	261	273
Allowances for expected credit losses at end of year	11,609	2,104	4,476	15,909	34,098

Schedule of non-accrual status for non-performing loans

	December 31, 2021				December 31, 2020
	Non-accrual loans with an allowance	Non-accrual loans without an allowance	Past due more than 90 days and accruing	Total non- performing loans	Non-accrual loans with an allowance	Non-accrual loans without an allowance	Past due more than 90 days and accruing	Total non- performing loans
Commercial loans
Commercial and industrial	18,530	19	—	18,549	18,207	19	—	18,226
Commercial overdrafts	—	2	—	2	—	1	89	90
Total commercial loans	18,530	21	—	18,551	18,207	20	89	18,316

Commercial real estate loans
Commercial mortgage	885	3,855	—	4,740	952	5,348	—	6,300
Total commercial real estate loans	885	3,855	—	4,740	952	5,348	—	6,300

Consumer loans
Automobile financing	117	—	—	117	126	1	—	127
Credit card	—	—	284	284	—	—	234	234
Overdrafts	—	4	—	4	—	2	—	2
Other consumer	850	188	—	1,038	869	179	—	1,048
Total consumer loans	967	192	284	1,443	995	182	234	1,411

Residential mortgage loans	29,549	7,046	12,969	49,564	36,897	9,890	18,788	65,575
Total non-performing loans	49,931	11,114	13,253	74,298	57,051	15,440	19,111	91,602

Schedule of troubled debt restructuring	TDRs entered into during the period

	Year ended December 31, 2021
	Number of contracts	Pre-modification recorded loans	Modification: interest capitalization	Post- modification recorded loans
Residential mortgage loans	1	284	2	286

	Year ended December 31, 2020
	Number of contracts	Pre- modification recorded loans	Modification: interest capitalization	Post- modification recorded loans
Residential mortgage loans	9	5,590	98	5,688
TDRs Outstanding

	December 31, 2021		December 31, 2020
	Accrual	Non-accrual	Accrual	Non-accrual
Commercial loans	847	—	901	—
Commercial real estate loans	1,578	2,445	2,362	1,811
Residential mortgage loans	60,453	12,653	61,937	17,129
Total TDRs outstanding	62,878	15,098	65,200	18,940